LAW OFFICES OF

MARK C. PERRY, P.A.

2455 EAST SUNRISE BOULEVARD, SUITE 905

FORT LAUDERDALE, FLORIDA 33304

TELEPHONE: (954) 564-6616

FAX: (954) 561-0997

                    March 24, 2005

Max A. Webb, Assistant Director

Securities and Exchange Commission

Mail Stop 03-05

Washington, D.C. 20549

Re:	Global Music International, Inc.
Registration Statement on Form SB-2
Amendment No. Two
File No.: 333-120908

Dear Mr. Webb

We are in receipt of your correspondence dated February 9, 2005, with respect to the above-referenced filing. For your review, we have filed a copy of an amended registration statement that has been marked to indicate where appropriate changes have been made.

General

1.	Throughout the disclosure, this has been addressed both in the disclosure itself and in response to each specific comment in this response and the prior response of January 31, 2005.

Prospectus Cover Page

2.	Disclosure indicating that management believes the shares will begin trading in the range of $.25 per share based on the prior private placement price has been provided. (See Preliminary Prospectus page and Plan of Distribution, page 28.)

Prospectus Summary, page 1

The Company, page 1

3.	This section has been modified to reflect that the website has been updated. E-city Records was not acquired. Please see Exhibit 10.5 that was an exhibit to the SB-2, and Amendments Number One and Two which disclose the assets acquired. The absence of E-city Records from this document means that it was not acquired.

4.	Please note that the Amendment has been modified pursuant to your request, however, please note that this was previously disclosed in the fourth paragraph of the SB-2 under this heading but has been expanded in response to your comment.

Securities & Exchange Commission

5.	The disclosure has been modified in response to this comment. The website has been updated and is operational from the standpoint that video content can be added and the site can be accessed by viewers.

Risk Factors, page 4

6.	The risk factor has been deleted as the company has determined that this is not a risk factor and that it does not anticipate the need for independent contractors at the present time or in the next twelve months as the two current employees are capable of performing the necessary functions to meet its business objectives.

7.	The risk factor has been deleted as the company has determined that this is not a risk factor as the trademarks are not integral to its business objectives. It owns the trademark and the domain name and no claims have been made by any third party against either.

Funds are not and may not be available to pay demand note, page 5

8.	Please see response to 27 below.

Business of the Company, page 9

Background, page 9

9.	Disclosure has been made as requested indicating how video content is received at no cost, how revenue will be generated and estimate of costs as well as obstacles the company expects to encounter. The company has deleted bullet point 4 which states “Enter into sponsorship agreements and marketing partnerships” as the company has determined this is not necessary to pursue these agreements or partnerships. In addition, a specific description of the Company’s content along with disclosure that the Company is presently seeking to improve the content and the quality of its programming has been provided. (See Business of the Company – Background.)

Industry Background, page 10

10.	Disclosure as to current status of cell phones, amount of production and price point of sales has been provided.

11.	Disclosure has been made as to high traffic websites and that there are no agreements with such sites and the company will not incur any costs.

12.	Establishing relationships with high traffic sites to increase audience is not material to the business and accordingly a risk factor is not necessary.

Methods of Competition, page 12

13.	Platform provider has been defined.

14.	Disclosure has been provided in this section to more appropriately detail the process of contracting with providers.

Securities & Exchange Commission

Plan of Operation, page 13

15.	Disclosure has been made that negotiations with providers have already commenced and the company’s plans are not limited to merely developing the website. As previously disclosed in response to comment 11, the company will not be negotiating with high traffic websites.

16.	Disclosure indicating the company will not generate revenues from consumers accessing its website has been provided.

17.	Disclosure has been made to describe “continuous program streaming” and “file transfer protocol.”

18.	There is not intention to sell DVD’s. This was included in response to prior comment number 24 requesting methods as to how content was to be delivered to telecoms or platform providers and was included for this purpose only. There is no mention nor is it implied in any manner that the company intends to sell DVD’s. Disclosure indicating how a telecom company would deliver content to the consumer has also been provided.

Historical information about our product, page 15

19.	The assets were classified in different categories in response to a previous comment number 25. Each asset category has now been modified to explain how the assets are used which now discloses why the company created four categories. Group 1 represents broadcast content and the servers used in broadcast content; Group 2 represents raw product that is accessed to produce new and to edit broadcast content; Group 3 represents trademark and the web address of IMNTV.com as opposed to the domain name listed in Group 1; and Group 4 represents furniture, computers and printers for storage and display for the transfer to editing of raw content. The company elected to break up the categories of assets for clarification and not for purposes of confusion rather than list all of the assets together. Further, the assets are listed in Exhibit 10.5 as an attachment to the Bill of Sale.

20.	Additional disclosure about content consistent with Exhibit 10.5 has been provided.

21.	Additional disclosure indicating the difference in material in Group 1 and 2 has been provided. See also response to comment number 19.

22.	Additional disclosure has been added to delineate the difference between the computers in Group 4 and Groups 1 and 2. Also see response to comment number 19.

23.	IMNTV in Group 1 is the website and IMNTV.com is the address as previously disclosed in the prospectus.

Securities & Exchange Commission

Management’s Discussion and Analysis or Plan of Operations, page 18

Overview, page 18

24.	A better description of content has been provided consistent with Exhibit 10.5. The three artists to which you refer were for records not music video. See Exhibit 10.5 which, by the absence of these three artists, clearly discloses that they were not acquired in the purchase of assets. You indicate that the remainder of the material did not appear on the IMNTV website prior to the acquisition. This is inaccurate since video content did in fact appear on the website. The content was acquired as disclosed in the Bill of Sale. Additional disclosure has been made that the artists are not compensated, the material is not paid for by the company, no royalties are paid and that the company has the right to display their material. The license agreement is accessed on the website and the artists/bands click “accept” if they accept the terms of the license agreement which allows the company to use the content and provide it to third parties such as telecom companies with no compensation being paid.

25.	The content is current as to disclosure of operational aspects of the company. By more modern content the company means more recent content which it continues to receive. This has nothing to do with updating the website which was and is still capable of accepting new video music content from artists and bands. New content has been added since the company incorporated in July and the artists/bands are not compensated and the company does not pay for the material. The website is a platform to allow artists and bands to broadcast their videos. Since there is no compensation paid to the artists and no compensation paid for the videos, you correctly note there is no mention of related compensation expense in the historical income statement and that it is not treated in the “burn rate”.

Plan of Distribution, page 28

26.	Disclosure has been provided indicating that although there is no fixed price for the shares, that it is anticipated that the shares will trade in the range of $.25 per share until a market develops, if ever. Thereafter, the shares will trade at the established market price.

Financial Statements

Note 1. Significant Accounting Policies, page F-6

27.	The manner in which the acquisition has been valued has been appropriately addressed and the financial statements have been restated to record the fair value of the assets on the date of purchase and a dividend representing the difference between the fair value of the assets and the note payable to Ms. Fallacaro. The net book values of the assets that were on the books of Falcon Entertainment are not readily available since Falcon ceased operations in January 2001. The amounts reflected in Falcon’s balance sheets and related disclosures in SEC filings do not provide enough detail to segregate the assets that were taken from Falcon by Ms. Fallacaro in connection with Falcon’s default of the secured note payable to Ms. Fallacaro. Ms. Fallacaro was able to establish the fair value of the assets that were placed on Global’s books through matching the make and model numbers of the various assets to certain online resources where comparable technology can be purchased. It is reasonable to believe that fair market value is less than the net book value since the assets were no longer considered to be placed in service for the approximate three year period that they were held for sale by Ms. Fallacaro.

Securities & Exchange Commission

28.	The assets were properly tested for recoverability and an impairment loss was measured in accordance with SFAS 144.

Exhibit 5.1

29.	The legal opinion has been revised to reflect shares are being offered by the Selling Shareholders. Please be advised that the reference to shares being fully paid indicates that the shares were paid for and no claim can be made based on lack of consideration.

Exhibit 23.2 Consent of Carlin, Charron & Rosen, LLP

30.	An updated consent has been provided.

Please be advised that additional financial statement disclosure has been provided which indicates that the assets acquired by the Company have a fair value of $114,500. The difference between the fair value of the assets purchased and the note payable was recorded as a dividend totaling $1,385,500. Interim financials for December 31, 2004 have also been provided.

Supplementally, please be advised that disclosure has been provided along with agreements filed as exhibits hereto which indicate that the Company has entered into two agreements which will enable the Company to have its programming marketed in the USA and Canada and distributed in China. The disclosure summarizes the material provisions of the agreements.

If you have any questions or require any additional information, please do not hesitate to contact me.

Very truly yours,

LAW OFFICES OF MARK C. PERRY, P.A.

/s/ Mark C. Perry
Mark C. Perry
For the Firm